Breakdown of Financial Assets	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Breakdown of Financial Assets	Breakdown of financial assets
The breakdown of financial assets of the Telefónica Group at December 31, 2022 is as follows:

December 31, 2022
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	323	—	350	465	2,404	464	3,067	11	2,677	6,219	6,219
Investments	32	—	—	465	—	390	107	—	—	497	497
Credits and other financial assets	27	—	58	—	—	74	—	11	896	981	981
Deposits and guarantees	—	—	—	—	—	—	—	—	1,163	1,163	1,163
Derivative instruments	264	—	—	—	2,404	—	2,668	—	—	2,668	2,668
Trade receivables	—	—	292	—	—	—	292	—	727	1,019	891
Trade receivables for subleases	—	—	—	—	—	—	—	—	19	19	19
Impairment of trade receivables	—	—	—	—	—	—	—	—	(128)	(128)	—
Current financial assets	405	—	833	—	466	181	1,513	10	15,325	17,029	17,029
Trade receivables (Note 14)	—	—	792	—	—	—	792	—	9,439	10,231	7,340
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,891)	(2,891)	—
Other current financial assets (Note 15)	405	—	41	—	466	181	721	10	1,532	2,444	2,444
Cash and cash equivalents	—	—	—	—	—	—	—	—	7,245	7,245	7,245
Total	728	—	1,183	465	2,870	645	4,580	21	18,002	23,248	23,248

The calculation of the fair values of the Telefónica Group's debt instruments required an estimate, for each currency and counterparty, of a credit spread curve using the prices of the Group's bonds and credit derivatives.
The breakdown of financial assets of the Telefónica Group at December 31, 2021 was as follows:

December 31, 2021
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	506	—	269	452	2,301	380	3,148	—	2,534	6,062	6,062
Investments	27	—	—	452	—	372	107	—	—	479	479
Credits and other financial assets	8	—	—	—	—	8	—	—	882	890	890
Deposits and guarantees	—	—	—	—	—	—	—	—	1,254	1,254	1,254
Derivative instruments	471	—	—	—	2,301	—	2,772	—	—	2,772	2,772
Trade receivables	—	—	269	—	—	—	269	—	483	752	640
Trade receivables for subleases	—	—	—	—	—	—	—	—	27	27	27
Impairment of trade receivables	—	—	—	—	—	—	—	—	(112)	(112)	—
Current financial assets	218	1	956	—	908	160	1,923	—	17,235	19,318	19,318
Trade receivables (Note 14)	1	—	917	—	—	—	918	—	8,516	9,434	6,903
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,531)	(2,531)	—
Other current financial assets (Note 15)	217	1	39	—	908	160	1,005	—	2,670	3,835	3,835
Cash and cash equivalents	—	—	—	—	—	—	—	—	8,580	8,580	8,580
Total	724	1	1,225	452	3,209	540	5,071	—	19,769	25,380	25,380
Appendix IV: Financial instruments
The detail of the net financial debt arranged by the Group (notional amount) by currency and interest rates at December 31, 2022 is as follows:

								Fair value
Millions of euros	2023	2024	2025	2026	2027	Subsequent years	Notional	Underlying debt (*)	Associated derivatives	TOTAL
Euro	(8,499)	1,066	2,500	3,707	4,020	17,344	20,138	12,461	8,254	20,715
Floating rate	1,933	38	(87)	1,770	206	5,095	8,955	1,079	12,129	13,208
Spread	0.04%	0.73%	—	(0.12%)	(0.56%)	0.05%	—	—	—	—
Fixed rate	(10,432)	1,028	2,587	1,937	3,814	12,249	11,183	11,382	(3,875)	7,507
Interest rate	1.29%	2.80%	1.62%	2.25%	1.13%	1.80%	2.17%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(87)	—	—	—	—	—	(87)	—	(86)	(86)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(87)	—	—	—	—	—	(87)	—	(86)	(86)
Interest rate	6.17%	—	—	—	—	—	6.17%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	610	—	—	(2)	(6)	(4)	598	922	(325)	597
Floating rate	—	—	—	—	—	—	—	—	(1)	(1)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	610	—	—	(2)	(6)	(4)	598	922	(324)	598
Interest rate	3.49%	—	—	0.70%	0.70%	0.70%	3.54%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CHF	(1)	—	—	—	—	—	(1)	—	—	—
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(1)	—	—	—	—	—	(1)	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(982)	49	—	(1,878)	—	1,874	(937)	13,038	(13,937)	(899)
Floating rate	(7)	141	—	(1,874)	—	1,874	134	329	(154)	175
Spread	—	0.47%	—	—	—	—	0.49%	—	—	—
Fixed rate	(975)	(92)	—	(4)	—	—	(1,071)	12,709	(13,783)	(1,074)
Interest rate	2.18%	3.23%	—	1.55%	—	—	2.27%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	(15)	97	—	29	—	—	111	119	(4)	115
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(15)	97	—	29	—	—	111	119	(4)	115
Interest rate	1.85%	9.39%	—	8.90%	—	—	10.26%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2023	2024	2025	2026	2027	Subsequent years	Notional	Underlying debt(*)	Associated derivatives	TOTAL
Instruments in ARS	(222)	(4)	—	—	—	—	(226)	(232)	—	(232)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(222)	(4)	—	—	—	—	(226)	(232)	—	(232)
Interest rate	61.15%	—	—	—	—	—	60.06%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	2,125	17	796	8	367	99	3,412	868	2,610	3,478
Floating rate	(220)	17	796	8	367	99	1,067	827	271	1,098
Spread	(0.57%)	—	0.38%	—	1.32%	—	0.85%	—	—	—
Fixed rate	2,345	—	—	—	—	—	2,345	41	2,339	2,380
Interest rate	10.86%	—	—	—	—	—	10.86%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	428	116	184	99	—	460	1,287	(234)	1,523	1,289
Floating rate	(19)	—	—	—	—	460	441	(21)	476	455
Spread	—	—	—	—	—	(0.50%)	(0.52%)	—	—	—
Fixed rate	447	116	184	99	—	—	846	(213)	1,047	834
Interest rate	4.84%	2.55%	3.30%	3.60%	—	—	4.04%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	115	(106)	9
Floating rate	—	—	—	—	—	—	—	115	(106)	9
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	294	63	165	159	139	—	820	474	349	823
Floating rate	16	—	—	—	—	—	16	16	—	16
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	278	63	165	159	139	—	804	458	349	807
Interest rate	8.36%	5.81%	7.08%	7.36%	7.38%	—	7.53%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	—	—	—	—	25	64	89	89	—	89
Floating rate	—	—	—	—	25	64	89	89	—	89
Spread	—	—	—	—	3.63%	3.05%	3.21%	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	(13)	131	219	5	5	459	806	339	483	822
Floating rate	9	63	(248)	5	5	429	263	335	(62)	273
Spread	—	1.23%	(2.01%)	—	—	0.30%	2.66%	—	—	—
Fixed rate	(22)	68	467	—	—	30	543	4	545	549
Interest rate	7.35%	6.65%	3.19%	—	—	8.09%	3.72%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(20)	—	—	—	—	—	(20)	(20)	—	(20)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(20)	—	—	—	—	—	(20)	(20)	—	(20)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2023	2024	2025	2026	2027	Subsequent years	Notional	Underlying debt(*)	Associated derivatives	TOTAL
Instruments in MXN	163	(246)	—	87	—	—	4	(240)	227	(13)
Floating rate	24	—	—	—	—	—	24	15	—	15
Spread	0.84%	—	—	—	—	—	0.84%	—	—	—
Fixed rate	139	(246)	—	87	—	—	(20)	(255)	227	(28)
Interest rate	10.66%	9.70%	—	8.80%	—	—	6.88%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
TOTAL							25,994	27,699	(1,012)	26,687
Floating rate							10,989	2,784	12,553	15,337
Fixed rate							15,005	24,915	(13,565)	11,350
(*) Includes all net financial debt adjustments

The table below shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2022:

Interest rate swaps
Millions of euros	Maturity
Non trading accountant purposes	2023	2024	2025	2026	2027	Subsequent years	Total	Fair value
EUR								482
Fixed to floating	—	—	—	—	—	—	—	595
Receiving leg	(2,974)	(1,778)	(1,195)	(1,215)	(325)	(3,632)	(11,119)	(7,894)
Average Interest Rate	1.50%	1.54%	1.07%	1.29%	0.86%	1.16%	1.31%	—
Paying leg	2,974	1,778	1,195	1,215	325	3,632	11,119	8,489
Average Spread	0.46%	0.29%	0.45%	—	—	—	0.22%	—
Floating to fixed	—	—	—	—	—	—	—	(113)
Receiving leg	(715)	(470)	(50)	(477)	(245)	(1,187)	(3,144)	(3,148)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	715	470	50	477	245	1,187	3,144	3,035
Average Interest Rate	0.10%	1.26%	0.65%	0.71%	1.22%	2.75%	1.46%	—
USD								(19)
Fixed to floating	—	—	—	—	—	—	—	1
Receiving leg	(319)	(159)	—	—	—	—	(478)	(161)
Average Interest Rate	1.74%	3.55%	—	—	—	—	2.34%	—
Paying leg	319	159	—	—	—	—	478	162
Average Spread	1.77%	—	—	—	—	—	1.18%	—
Floating to fixed	—	—	—	—	—	—	—	(20)
Receiving leg	(703)	(159)	—	—	—	—	(862)	(869)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	703	159	—	—	—	—	862	849
Average Interest Rate	0.24%	2.52%	—	—	—	—	0.66%	—

Interest rate swaps
Millions of euros	Maturity
Trading accountant purposes	2023	2024	2025	2026	2027	Subsequent years	Total	Fair value
EUR								(1,292)
Fixed to floating	—	—	—	—	—	—	—	175
Receiving leg	(1,500)	—	(125)	—	(100)	(2,925)	(4,650)	(4,476)
Average Interest Rate	1.54%	—	0.32%	—	0.76%	2.18%	1.89%	—
Paying leg	1,500	—	125	—	100	2,925	4,650	4,651
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	(1,467)
Receiving leg	—	—	(354)	—	(1,604)	(6,608)	(8,566)	(8,291)
Average Spread	—	—	0.44%	—	—	—	0.02%	—
Paying leg	—	—	354	—	1,604	6,608	8,566	6,824
Average Interest Rate	—	—	0.44%	—	0.88%	1.23%	1.13%	—
USD								756
Fixed to floating	—	—	—	—	—	—	—	756
Receiving leg	(822)	(83)	(423)	(3,757)	(4,590)	(9,532)	(19,207)	(11,396)
Average Interest Rate	1.85%	2.36%	1.30%	2.79%	1.63%	3.16%	2.62%	—
Paying leg	822	83	423	3,757	4,590	9,532	19,207	12,152
Average Spread	—	—	1.03%	2.78%	0.92%	—	0.79%	—
GBP								16
Fixed to floating	—	—	—	—	—	—	—	16
Receiving leg	—	—	—	—	—	(451)	(451)	(434)
Average Interest Rate	—	—	—	—	—	3.42%	3.42%	—
Paying leg	—	—	—	—	—	451	451	450
Average Spread	—	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading accountant purposes	2023	2024	2025	2026	2027	Subsequent years	Total	Fair value
CLP								(9)
Fixed to floating	—	—	—	—	—	—	—	—
Receiving leg	(3)	—	—	—	—	—	(3)	(3)
Average Interest Rate	4.90%	—	—	—	—	—	4.90%	—
Paying leg	3	—	—	—	—	—	3	3
Average Spread	1.27%	—	—	—	—	—	1.27%	—
Floating to fixed	—	—	—	—	—	—	—	(9)
Receiving leg	(127)	—	—	—	—	—	(127)	(130)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	127	—	—	—	—	—	127	121
Average Interest Rate	1.54%	—	—	—	—	—	1.54%	—
COP								(106)
Fixed to floating	—	—	—	—	—	—	—	10
Receiving leg	—	—	(58)	—	—	—	(58)	(50)
Average Interest Rate	—	—	5.77%	—	—	—	5.77%	—
Paying leg	—	—	58	—	—	—	58	60
Average Spread	—	—	1.07%	—	—	—	1.07%	—
Floating to fixed	—	—	—	—	—	—	—	(116)
Receiving leg	—	—	(467)	—	—	(30)	(497)	(507)
Average Spread	—	—	—	—	—	3.39%	0.20%	—
Paying leg	—	—	467	—	—	30	497	391
Average Interest Rate	—	—	3.19%	—	—	8.09%	3.48%	—
rte options, by maturity, are as follows:

Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2023	2024	2025	2026	2027	Subsequent years	Total
Currency swaps
Receive	BRL	30	—	—	—	—	—	30
Pay	BRL	(282)	—	—	—	—	—	(282)
Receive	CLP	76	—	—	—	—	—	76
Pay	CLP	(335)	—	—	—	—	(460)	(795)
Receive	COP	—	—	367	—	—	—	367
Pay	COP	—	—	(367)	—	—	(367)	(734)
Receive	EUR	1,536	—	—	—	2,542	—	4,078
Pay	EUR	(673)	(80)	(46)	(2,352)	(3,966)	(6,907)	(14,024)
Receive	GBP	—	—	—	564	—	451	1,015
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	—	—	—	—	—	107	107
Pay	JPY	—	—	—	—	—	—	—
Receive	UFC	231	—	—	—	—	—	231
Pay	UFC	(115)	—	—	—	—	—	(115)
Receive	USD	1,297	83	517	1,883	3,934	7,659	15,373
Pay	USD	(1,665)	—	(468)	—	(2,529)	—	(4,662)
TOTAL		100	3	3	95	(19)	483	665
The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.83), EUR/USD (1.13) and USD/COP (3,742.44).

Millions of euros		2023	2024	2025	2026	2027	Subsequent years	Total
Forwards
Receive	BRL	213	—	—	—	—	—	213
Pay	BRL	(2,587)	—	—	—	—	—	(2,587)
Receive	CLP	25	—	—	—	—	—	25
Pay	CLP	(740)	(28)	—	—	—	—	(768)
Receive	COP	114	—	—	—	—	—	114
Pay	COP	(213)	—	—	—	—	—	(213)
Receive	CZK	87	—	—	—	—	—	87
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	4,583	—	—	—	—	—	4,583
Pay	EUR	(890)	—	—	—	—	—	(890)
Receive	GBP	24	—	—	—	—	—	24
Pay	GBP	(796)	—	—	—	—	—	(796)
Receive	MXN	—	—	—	—	—	—	—
Pay	MXN	(217)	(19)	—	—	—	—	(236)
Receive	PEN	32	—	—	—	—	—	32
Pay	PEN	(384)	—	—	—	—	—	(384)
Receive	USD	1,919	43	—	—	—	—	1,962
Pay	USD	(1,165)	—	—	—	—	—	(1,165)
Receive	UYU	21	—	—	—	—	—	21
Pay	UYU	(18)	—	—	—	—	—	(18)
TOTAL		8	(4)	—	—	—	—	4
The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.87), EUR/USD (1.03), USD/COP (4,660.76) and EUR/BRL (5.58).